Consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 10,431	$ 13,494
Trade and other receivables	11,305	15,131
Inventories	4,762	8,227
Sales tax receivable	837	231
Income tax receivable	1,225	484
Contract assets	1,046	1,172
Current derivative financial assets	64	254
Other current assets	4,043	3,629
Current assets	33,713	42,622
Non-current assets
Property and equipment	4,797	6,433
Right-of-use assets	5,909	7,215
Intangible assets	59,012	91,124
Development costs	8,235	8,438
Deferred income tax assets	3,707	1,711
Goodwill	118,446	186,840
Contract assets	1,273	1,752
Derivative assets	0	41
Other non-current assets	419	369
Assets	235,511	346,545
Current liabilities
Accounts payable and accrued liabilities	14,557	15,552
Provisions	142	172
Sales tax payable	1,365	4,012
Income tax payable	382	647
Operating facility and loans	18,412	20,600
Contract liabilities	6,711	7,037
Lease obligations on right-of-use assets	1,570	1,456
Current liabilities	43,139	49,476
Long term liabilities
Operating facility and loans	8,888	27,300
Contract liabilities	1,894	2,695
Non-current lease obligations on right-of-use assets	5,308	6,752
Deferred income tax liabilities	0	4,297
Other non-current liabilities	1,628	1,830
Liabilities	60,857	92,350
Shareholders’ equity
Share capital	380,859	380,126
Contributed surplus	21,822	20,949
Accumulated other comprehensive income	12	65
Accumulated deficit	(228,039)	(146,945)
Shareholders’ equity	174,654	254,195
Total liabilities and shareholders' equity	$ 235,511	$ 346,545